Condensed Consolidated Balance Sheets (Parentheticals) (Q3) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 22, 2021	Apr. 30, 2021
Statement of Financial Position [Abstract]
Common stock subject to possible redemption	974,132	18,975,000		450,000
Common stock redemption value (in Dollars per share)	$ 10.9	$ 10.2	$ 10.1
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	5,193,750	5,193,750	5,193,750
Common stock, shares outstanding	5,193,750	5,193,750	5,193,750